INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Total	$ (3,547)	$ (2,836)	$ (6,322)	$ (5,643)	$ (11,408)	$ (25,870)
Canada Tax Authority [Member]
Total					4,542	7,365
United States Tax Authority [Member]
Total					$ 6,866	$ 18,505